Share-based payments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) £ / shares	Dec. 31, 2021 USD ($) £ / shares	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period of share awards	3 years
Weighted average share price at exercise date	£ 49.505	£ 50.812
Liabilities from share-based payment transactions | $	£ 0	£ 0	$ 0
Maximum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	£ 53.38	£ 53.36
Minimum [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	41.93	43.99
Closing [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
IHG share price	£ 47.44	£ 47.81